RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of Securities Exchange Agreements
Exchange Agreement	Number of Shares of Common Stock to be Exchanged	Number of Shares of Series A Preferred Stock to be Issued
Deneault Agreement	49,746,253 shares	14,250 shares
Newlan Agreement	49,317,406 shares	14,250 shares
Sluss Agreement	1,115,002 shares	1,000 shares
EFT Holdings Agreement	18,221,906 shares	9,778 shares
EF2T Agreement	2,240,768 shares	1,202 shares
Astonia Agreement	2,831,661 shares	1,520 shares
	123,472,996 shares	42,000 shares

Schedule of New MiteXstream Agreement
	New MiteXstream Agreement	Original MiteXstream Agreement
Term	December 31, 2080	Initial terms of 10 years, with one 10-year renewal term
Territory	Worldwide Exclusive (1)	United States and Canada
Royalty	$10.00 per gallon manufactured	Effective royalty of an estimated $50 per gallon
Minimums	2,500 gallons of concentrate manufactured per year (2)	$20,000 of product per year
Sublicensing	Right to sublicense granted	No right to sublicense
Trademarks	For no extra consideration, rights granted to use “MiteXstream” and “Harnessing the Power of Water”	For no extra consideration, rights granted to use “MiteXstream”
(1) Exclusivity ends and becomes non-exclusive, if the minimum of 2,500 gallons per year is not met.
(2) The minimum (2,500 gallons per year) is deemed to have been satisfied through December 31, 2022.